Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Preferred	Common	Additional Paid-In- Capital	Accumulated Deficit	Treasury Stock	Total
Balances at Mar. 31, 2017		$ 42	$ 80,845	$ (69,400)		$ 11,487
Balances, shares at Mar. 31, 2017		42,330
Shares issued for cash in private placement, net of expenses		$ 5	3,029			3,034
Shares issued for cash in private placement, net of expenses, shares		5,000
Share-based compensation - options - Board of Directors			550			550
Share-based compensation - options - Board of Directors, shares		201
Share-based compensation - stock - services rendered			596			596
Share-based compensation - stock - services rendered, shares		65
Share-based compensation - stock, options - employees		$ 2	20,590			20,592
Share-based compensation - stock - employees, shares		1,783
Shares purchased from employees in lieu of taxes					(1,618)	(1,618)
Shares purchased from employees in lieu of taxes, shares
Stock issued to purchase 440 Labs			1,500			1,500
Stock issued to purchase 440 Labs, shares		300
Share-based compensation due to employment agreements			1,500			1,500
Share-based compensation due to employment agreements, shares		300
Warrant conversion - cashless
Warrant conversion - cashless, shares		49
Sale of Eco3d, shares received and cancelled			(25)			(25)
Sale of Eco3d, shares received and cancelled, shares		(560)
Net loss for the period				(32,836)		(32,836)
Balances at Mar. 31, 2018		$ 49	108,585	(102,236)	(1,618)	4,780
Balances, shares at Mar. 31, 2018		49,468
Share-based compensation		$ 1	1,086			1,087
Share-based compensation, shares		65
Shares purchased from employees in lieu of taxes					(23)	(23)
Shares purchased from employees in lieu of taxes, shares
Net loss for the period				(3,227)		(3,227)
Balances at Jun. 30, 2018		$ 50	109,671	(105,463)	(1,641)	2,617
Balances, shares at Jun. 30, 2018		49,533
Balances at Mar. 31, 2018		$ 49	108,585	(102,236)	(1,618)	4,780
Balances, shares at Mar. 31, 2018		49,468
Share-based compensation		$ 1	1,086			1,087
Share-based compensation, shares		65
Shares purchased from employees in lieu of taxes					(23)	(23)
Net loss for the period				(3,227)		(3,227)
Balances at Sep. 30, 2018		$ 53	112,331	(108,813)	(1,660)	1,911
Balances, shares at Sep. 30, 2018		52,537
Balances at Mar. 31, 2018		$ 49	108,585	(102,236)	(1,618)	4,780
Balances, shares at Mar. 31, 2018		49,468
Shares issued for cash in private placement, net of expenses		$ 3	1,648			1,651
Shares issued for cash in private placement, net of expenses, shares		2,969
Share-based compensation - options - Board of Directors			400			400
Share-based compensation - options - Board of Directors, shares
Share-based compensation - stock - services rendered			(14)			(14)
Share-based compensation - stock - services rendered, shares
Share-based compensation - stock, options - employees		$ 1	2,691			2,692
Share-based compensation - stock - employees, shares		134
Shares purchased from employees in lieu of taxes					(53)	(53)
Shares purchased from employees in lieu of taxes, shares
Net loss for the period				(13,650)		(13,650)
Balances at Mar. 31, 2019		$ 53	113,310	(115,886)	(1,671)	(4,194)
Balances, shares at Mar. 31, 2019		52,571
Balances at Jun. 30, 2018		$ 50	109,671	(105,463)	(1,641)	2,617
Balances, shares at Jun. 30, 2018		49,533
Share-based compensation			1,014			1,014
Share-based compensation, shares		35
Shares issued		$ 3	1,646			1,649
Share issued, shares		2,969
Shares purchased from employees in lieu of taxes					(19)	(19)
Net loss for the period				(3,350)		(3,350)
Balances at Sep. 30, 2018		$ 53	112,331	(108,813)	(1,660)	1,911
Balances, shares at Sep. 30, 2018		52,537
Balances at Mar. 31, 2019		$ 53	113,310	(115,886)	(1,671)	(4,194)
Balances, shares at Mar. 31, 2019		52,571
Shares issued - Trend Holdings acquisition		$ 5	3,231			3,236
Shares issued - Trend Holdings acquisition, shares		5,500
Share-based compensation			582			582
Net loss for the period				(1,646)		(1,646)
Balances at Jun. 30, 2019		$ 58	117,123	(117,532)	(1,671)	(2,022)
Balances, shares at Jun. 30, 2019		58,071
Balances at Mar. 31, 2019		$ 53	113,310	(115,886)	(1,671)	(4,194)
Balances, shares at Mar. 31, 2019		52,571
Shares issued - Trend Holdings acquisition		$ 5	3,231			3,236
Shares issued - Trend Holdings acquisition, shares		5,500
Share-based compensation			582			582
Net loss for the period				(1,646)		(1,646)
Balances at Sep. 30, 2019	$ 2	$ 63	121,656	(121,921)	(1,671)	(1,873)
Balances, shares at Sep. 30, 2019		62,648
Balances at Jun. 30, 2019		$ 58	117,123	(117,532)	(1,671)	(2,022)
Balances, shares at Jun. 30, 2019		58,071
Share-based compensation			630			630
Shares issued in exchange for warrants		$ 4	3,289			3,293
Shares issued in exchange for warrants, shares		4,277
Shares issued for services rendered		$ 1	210			211
Shares issued for services rendered, shares		300
Preferred stock issuance	$ 2		404			404
Net loss for the period				(4,389)		(4,389)
Balances at Sep. 30, 2019	$ 2	$ 63	$ 121,656	$ (121,921)	$ (1,671)	$ (1,873)
Balances, shares at Sep. 30, 2019		62,648